Goodwill and Intangible Assets - Definite Lived Intangible Assets (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net		$ 21,566,829	$ 30,637,829	$ 39,995,871
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		33,605,000	33,605,000
Less: accumulated amortization		17,655,228	9,295,228
Intangible assets, net	[1]	15,949,772	24,309,772
Trade names
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		7,110,000	7,110,000
Less: accumulated amortization		$ 1,492,943	$ 781,943

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 15.